Investments - Summary of Loan-To-Value and Average Debt-Service Coverage Ratios (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercial mortgage loans
Net commercial mortgage loans	$ 98,451	$ 420,569
70% and less | Maximum
Commercial mortgage loans
Loan-to-value percentage	70.00%	70.00%
71 - 80% | Minimum
Commercial mortgage loans
Loan-to-value percentage	71.00%	71.00%
71 - 80% | Maximum
Commercial mortgage loans
Loan-to-value percentage	80.00%	80.00%
81 - 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	81.00%	81.00%
81 - 95% | Maximum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Greater than 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Commercial mortgage loans
Commercial mortgage loans
Commercial mortgage loans	$ 100,148	$ 421,643
Less valuation allowance	(1,697)	(1,074)
Net commercial mortgage loans	$ 98,451	$ 420,569
% of Gross Mortgage Loans (as a percent)	100.00%	100.00%
Debt-Service Coverage Ratio	1.88	1.96
Decrease in loan valuation allowance	$ 623	$ (390)
Commercial mortgage loans | Minimum
Commercial mortgage loans
Commercial mortgage loans	37	122
Commercial mortgage loans | Maximum
Commercial mortgage loans
Commercial mortgage loans	6,576	11,966
Commercial mortgage loans | 70% and less
Commercial mortgage loans
Commercial mortgage loans	$ 92,357	$ 399,321
% of Gross Mortgage Loans (as a percent)	92.20%	94.70%
Debt-Service Coverage Ratio	1.80	1.98
Commercial mortgage loans | 71 - 80%
Commercial mortgage loans
Commercial mortgage loans		$ 11,590
% of Gross Mortgage Loans (as a percent)		2.80%
Debt-Service Coverage Ratio		1.25
Commercial mortgage loans | 81 - 95%
Commercial mortgage loans
Commercial mortgage loans	$ 2,975	$ 5,916
% of Gross Mortgage Loans (as a percent)	3.00%	1.40%
Debt-Service Coverage Ratio	1.11	0.92
Commercial mortgage loans | Greater than 95%
Commercial mortgage loans
Commercial mortgage loans	$ 4,816	$ 4,816
% of Gross Mortgage Loans (as a percent)	4.80%	1.10%
Debt-Service Coverage Ratio	3.86	3.52
Commercial mortgage loans | Investment portfolio | Geographic concentration risk | California, New York and Utah
Commercial mortgage loans
Concentration percentage	36.00%
Fixed maturity securities
Commercial mortgage loans
Fixed maturity securities on deposit with various governmental authorities	$ 6,079	$ 11,248
CPI Caps
Commercial mortgage loans
Derivative assets included in other assets	322	398
Loss on derivatives included in earnings	$ 76	$ 294	$ 1,324